Share-based Payments Arrangement - CHIEF's Outstanding Stock Options (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Granted on December 19, 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	213.25	427.50	897.00
Number of options, Options granted			0
Number of options, Options exercised	(213.25)	(213.75)	(448.50)
Number of options, Options forfeited	0	(0.50)	(21.00)
Number of options, Options outstanding at end of the year	0	213.25	427.50
Number of options, Options exercisable at end of the year	0	213.25	213.75
Weighted-average exercise price, Options outstanding at beginning of the year	$ 128.70	$ 132.70	$ 135.60
Weighted average exercise price, Options granted			0
Weighted average exercise price, Options exercised	124.70	132.70	135.60
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	0	128.70	132.70
Weighted average exercise price, Options exercisable at end of the year	$ 0	$ 128.70	$ 132.70
Number of options, Weighted average remaining contractual life (years)	0 years	11 months 15 days	1 year 11 months 15 days
Granted on October 22, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year		0	314.25
Number of options, Options granted			0
Number of options, Options exercised			(314.25)
Number of options, Options forfeited			0
Number of options, Options outstanding at end of the year			0
Number of options, Options exercisable at end of the year			0
Weighted-average exercise price, Options outstanding at beginning of the year		$ 0	$ 34.40
Weighted average exercise price, Options granted			0
Weighted average exercise price, Options exercised			34.40
Weighted average exercise price, Options forfeited			0
Weighted-average exercise price, Options outstanding at end of the year			0
Weighted average exercise price, Options exercisable at end of the year			$ 0
Number of options, Weighted average remaining contractual life (years)			0 years
Granted on October 31, 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	10.50	21.00	46.00
Number of options, Options granted			0
Number of options, Options exercised	(10.50)	(10.50)	(21.00)
Number of options, Options forfeited	0	0	(4.00)
Number of options, Options outstanding at end of the year	0	10.50	21.00
Number of options, Options exercisable at end of the year	0	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 134.50	$ 138.70	$ 141.70
Weighted average exercise price, Options granted			0
Weighted average exercise price, Options exercised	130.30	134.50	138.70
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	0	134.50	138.70
Weighted average exercise price, Options exercisable at end of the year	$ 0	$ 0	$ 0
Number of options, Weighted average remaining contractual life (years)	9 months 29 days	1 year 9 months 29 days	2 years 9 months 29 days
Granted on November 13, 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of options, Options outstanding at beginning of the year	194.00	200.00	0
Number of options, Options granted			200.00
Number of options, Options exercised	(51.00)	0	0
Number of options, Options forfeited	(0.75)	(6.00)	0
Number of options, Options outstanding at end of the year	142.25	194.00	200.00
Number of options, Options exercisable at end of the year	0.50	0	0
Weighted-average exercise price, Options outstanding at beginning of the year	$ 199.70	$ 206.00	$ 0
Weighted average exercise price, Options granted			206.00
Weighted average exercise price, Options exercised	193.50	0	0
Weighted average exercise price, Options forfeited	0	0	0
Weighted-average exercise price, Options outstanding at end of the year	193.50	199.70	206.00
Weighted average exercise price, Options exercisable at end of the year	$ 193.50	$ 0	$ 0
Number of options, Weighted average remaining contractual life (years)	2 years 10 months 13 days	3 years 10 months 13 days	4 years 10 months 13 days